Cover	Jan. 14, 2022
Cover [Abstract]
Entity Registrant Name	SOBR Safe, Inc.
Entity Central Index Key	0001425627
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-0731818